Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]

Intangible assets as of June30,2012and December31,2011consist of the following:

	Balance at				Foreign	Balance at
	January 1		Amortization	Impairment	Currency	June 30,
	2012	Additions	Expense	Charge	Translation	2012
Amortized intangible assets:						(unaudited)

Bad Debt Guarantee	$366,689	$-	$(42,520)	$-	$1,301	$325,470
Non-Compete Agreement	715,419	-	(32,672)	-	2,212	684,958
Profit Interest Agreement	53,901,829	-	(2,461,643)	-	166,654	51,606,840

Total amortized intangible assets	$54,983,937	$-	$(2,536,835)	$-	$170,167	$52,617,269

Unamortized intangible assets:

Goodwill	$14,992,009	$-	$-	$-	$46,773	$15,038,782

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

Estimated amortization expense of intangibles for the next five years and thereafter is as follows:

2012 (6 months)	$2,689,607
2013	5,056,275
2014	5,056,275
2015	5,056,275
2016	4,999,776
Thereafter	29,759,061
$52,617,269